UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Principal Listing Exchange: NASDAQ

Ticker: BAFE

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/flexible-equity-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Flexible Equity ETF	$26	0.54%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,476,678	43	$3,575	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 24.9%
Financials 23.2%
Communication Services 11.6%
Consumer Discretionary 11.2%
Health Care 10.1%
Industrials 9.4%
Consumer Staples 3.5%
Energy 2.8%

Table Summary
Value	Value
Energy	2.8%
Consumer Staples	3.5%
Industrials	9.4%
Health Care	10.1%
Consumer Discretionary	11.2%
Communication Services	11.6%
Financials	23.2%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	5.8%
Microsoft	5.6%
Amazon.com	4.4%
Meta Platforms, Cl A	4.3%
Visa, Cl A	4.1%
Mastercard, Cl A	3.9%
Alphabet, Cl A	3.8%
Berkshire Hathaway, Cl B	3.7%
Alphabet, Cl C	3.6%
KKR	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/flexible-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BAFE-SAR-2026

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Growth ETF

Principal Listing Exchange: NASDAQ

Ticker: BASG

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-growth-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Growth ETF	$28	0.61%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$423,233	33	$1,385	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
45.0%
Financials
15.8%
Industrials
13.5%
Consumer Discretionary
9.3%
Health Care
8.1%
Communication Services
3.0%
Materials
2.2%

Table Summary
Value	Value
Materials	2.2%
Communication Services	3.0%
Health Care	8.1%
Consumer Discretionary	9.3%
Industrials	13.5%
Financials	15.8%
Information Technology	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.3%
Microsoft	7.2%
Amazon.com	6.7%
Broadcom	4.7%
Visa, Cl A	4.6%
Taiwan Semiconductor Manufacturing ADR	4.5%
Monolithic Power Systems	3.0%
Danaher	3.0%
Spotify Technology	3.0%
Intuitive Surgical	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/sustainable-growth-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BASG-SAR-2026

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Value ETF

Principal Listing Exchange: NASDAQ

Ticker: BASV

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-value-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Value ETF	$35	0.71%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$329,800	42	$827	14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Health Care
21.4%
Financials
15.2%
Information Technology
12.3%
Industrials
12.1%
Materials
6.7%
Communication Services
6.4%
Energy
6.1%
Consumer Staples
4.6%
Consumer Discretionary
3.9%
Utilities
2.9%
Real Estate
2.8%

Table Summary
Value	Value
Real Estate	2.8%
Utilities	2.9%
Consumer Discretionary	3.9%
Consumer Staples	4.6%
Energy	6.1%
Communication Services	6.4%
Materials	6.7%
Industrials	12.1%
Information Technology	12.3%
Financials	15.2%
Health Care	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Sanofi ADR	4.2%
Cardinal Health	4.2%
SLB	4.1%
CRH	3.4%
Willis Towers Watson	3.4%
Dell Technologies, Cl C	3.3%
Smurfit Westrock	3.3%
American International Group	3.1%
Unilever ADR	3.0%
Citigroup	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/sustainable-value-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BASV-SAR-2026

The Advisors' Inner Circle Fund III

Brown Advisory International Value Select ETF

Principal Listing Exchange: NASDAQ

Ticker: BAIV

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the Brown Advisory International Value Select ETF (the "Fund") for the period from February 25, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/international-value-select-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Brown Advisory International Value Select ETF	$5	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,192	53	$21	2%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom
19.3%
Japan
15.4%
Germany
14.0%
France
12.3%
Netherlands
9.8%
United States
6.7%
Ireland
3.9%
Spain
3.5%
Switzerland
2.9%
Israel
2.1%
Hungary
2.0%
Brazil
2.0%
Other Countries
5.3%

Table Summary
Value	Value
Other Countries	5.3%
Brazil	2.0%
Hungary	2.0%
Israel	2.1%
Switzerland	2.9%
Spain	3.5%
Ireland	3.9%
United States	6.7%
Netherlands	9.8%
France	12.3%
Germany	14.0%
Japan	15.4%
United Kingdom	19.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Brenntag	3.6%
ICON	3.4%
Sanofi ADR	3.3%
Magnum Ice Cream	3.1%
British American Tobacco ADR	2.8%
AIB Group	2.4%
Fresenius Medical Care	2.4%
ABC-Mart	2.2%
Edenred	2.1%
Sumitomo Mitsui Trust Group	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/international-value-select-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BAIV-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Brown Advisory Sustainable Growth ETF

Brown Advisory Sustainable Value ETF

Brown Advisory International Value Select ETF

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY

MARCH 31, 2026

(UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	11
Notes to Financial Statements	15
Other Information (Form N-CSRS Items 8-11)	25

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK — 96.7%

	Shares	Value
Communication Services — 11.7%
Alphabet, Cl A	193	$55,468
Alphabet, Cl C	185	53,177
Meta Platforms, Cl A	110	62,930
		171,575
Consumer Discretionary — 11.1%
Amazon.com *	313	65,099
Amer Sports *	903	29,717
Booking Holdings	7	30,116
Lowe's	66	15,477
TJX	152	24,304
		164,713
Consumer Staples — 3.5%
Mondelez International, Cl A	406	23,416
Nomad Foods	746	7,166
US Foods Holding *	222	20,432
		51,014
Energy — 2.8%
Suncor Energy	617	40,779

Financials — 23.1%
American International Group	205	15,410
Bank of America	496	24,179
Berkshire Hathaway, Cl B *	113	54,213
Charles Schwab	365	34,333
First Citizens BancShares, Cl A	14	26,496
KKR	545	50,387
Mastercard, Cl A	117	58,323
Progressive	93	18,402
Visa, Cl A	202	61,036
		342,779

Percentages are based on Net Assets of $1,476,678 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

COMMON STOCK — continued
	Shares	Value
Health Care — 10.1%
Align Technology *	109	$18,738
Danaher	108	20,389
Edwards Lifesciences *	382	30,624
Elevance Health	87	25,594
Illumina *	147	18,171
UnitedHealth Group	133	35,903
		149,419
Industrials — 9.5%
Canadian National Railway	141	14,530
Carrier Global	585	32,927
Ferguson Enterprises	75	17,539
General Electric	81	23,000
Old Dominion Freight Line	90	17,575
United Rentals	46	33,300
		138,871
Information Technology — 24.9%
Analog Devices	99	31,478
Apple	99	25,129
Autodesk *	77	18,375
Intuit	52	22,646
KLA	22	33,057
Marvell Technology	152	15,080
Microsoft	222	82,175
NVIDIA	216	37,599
SAP ADR	103	17,623
Taiwan Semiconductor Manufacturing ADR	254	85,750
		368,912
Total Common Stock
(Cost $1,032,016)		1,428,062

Total Investments - 96.7%
(Cost $1,032,016)		$1,428,062

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK** — 96.9%

	Shares	Value
Communication Services — 3.0%
Spotify Technology *	26	$12,521

Consumer Discretionary — 9.4%
Airbnb, Cl A *	88	11,106
Amazon.com *	137	28,546
		39,652
Financials — 15.8%
Ares Management, Cl A	75	8,180
Arthur J Gallagher	45	9,800
Charles Schwab	119	11,142
KKR	119	10,965
Progressive	39	7,790
Visa, Cl A	64	19,407
		67,284
Health Care — 8.1%
Danaher	67	12,622
Intuitive Surgical *	27	12,386
West Pharmaceutical Services	38	9,457
		34,465
Industrials — 13.5%
Carrier Global	195	11,004
Cintas	44	7,464
Equifax	55	9,852
General Electric	32	9,204

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
Uber Technologies *	146	$10,505
Veralto	99	8,753
		56,782
Information Technology — 44.9%
Broadcom	64	19,716
Cadence Design Systems *	33	9,050
Datadog, Cl A *	87	10,240
Intuit	27	11,814
Marvell Technology	83	8,220
Microsoft	82	30,340
Monolithic Power Systems	12	12,886
NVIDIA	201	35,055
Palo Alto Networks *	28	4,523
Samsara, Cl A *	306	9,692
ServiceNow *	39	4,080
Shopify, Cl A *	52	6,112
Snowflake, Cl A *	61	9,221
Taiwan Semiconductor Manufacturing ADR	57	19,171
		190,120
Materials — 2.2%
Ecolab	35	9,242

Total Common Stock
(Cost $371,234)		410,066

Total Investments - 96.9%
(Cost $371,234)		$410,066

Percentages are based on Net Assets of $423,233 (000).

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK — 94.4%

	Shares	Value
Communication Services — 6.4%
Alphabet, Cl C	13	$3,858
Comcast, Cl A	285	8,174
T-Mobile US	43	9,017
		21,049
Consumer Discretionary — 3.9%
Expedia Group	17	3,867
LKQ	152	4,471
Wyndham Hotels & Resorts	58	4,684
		13,022
Consumer Staples — 4.6%
Mondelez International, Cl A	92	5,327
Unilever ADR	174	9,898
		15,225
Energy — 6.1%
SLB	263	13,508
Weatherford International	70	6,595
		20,103
Financials — 15.2%
American International Group	134	10,115
Bank of America	198	9,640
Citigroup	86	9,761
Equitable Holdings	2	77
Fidelity National Information Services	110	5,150
KKR	41	3,822
Willis Towers Watson	39	11,250
		49,815
Health Care — 21.4%
Becton Dickinson	49	7,748
Cardinal Health	66	13,867
Cooper *	77	5,496

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Elevance Health	22	$6,436
Gilead Sciences	38	5,349
ICON *	66	7,269
Labcorp Holdings	26	6,865
Medtronic	44	3,830
Sanofi ADR	289	13,925
		70,785
Industrials — 12.1%
Ferguson Enterprises	42	9,737
Honeywell International	24	5,345
Masco	61	3,673
Pentair	112	9,750
Trane Technologies	16	6,532
Waste Connections	30	4,830
		39,867
Information Technology — 12.3%
Applied Materials	16	5,548
Cisco Systems	42	3,278
Dell Technologies, Cl C	66	10,887
Flex *	144	9,455
NXP Semiconductors	26	5,095
TD SYNNEX	37	6,221
		40,484
Materials — 6.7%
CRH	108	11,338
Smurfit Westrock	270	10,756
		22,094
Real Estate — 2.8%
CBRE Group, Cl A *	67	9,134

Utilities — 2.9%
Constellation Energy	35	9,668

Total Common Stock
(Cost $296,615)		311,246

Total Investments - 94.4%
(Cost $296,615)		$311,246

Percentages are based on Net Assets of $329,800 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
INTERNATIONAL VALUE SELECT ETF
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK — 99.2%

	Shares	Value
Communication Services — 6.5%
BT Group, Cl A	266	$738
Dentsu Group	72	1,222
Vodafone Group	957	1,430
WPP	389	1,199
		4,589
Consumer Discretionary — 13.9%
ABC-Mart	96	1,524
Aumovio *	23	874
Burberry Group *	70	1,000
Continental	13	875
FDJ UNITED	51	1,478
Renault	29	980
Sodexo	27	1,367
Swatch Group	3	698
Yamaha Motor	144	1,019
		9,815
Consumer Staples — 15.8%
Associated British Foods	57	1,404
British American Tobacco ADR	33	1,952
Henkel & KGaA	19	1,450
Imperial Brands	30	1,210
Koninklijke Ahold Delhaize	31	1,433
Magnum Ice Cream *	150	2,199
Sundrug	60	1,475
		11,123
Energy — 6.0%
DCC	22	1,314
Petroleo Brasileiro - Petrobras ADR, Cl A	74	1,379
Repsol	51	1,453
		4,146
Financials — 22.6%
ABN AMRO Bank GDR	34	1,059
AIB Group	163	1,697
Banco Santander	90	981
Bank of Ireland Group	57	1,022
Barclays	242	1,242

COMMON STOCK — continued
	Shares	Value
Financials — continued
BNP Paribas	13	$1,257
Edenred	76	1,490
Japan Post Bank	72	1,139
MS&AD Insurance Group Holdings	36	912
Prudential	101	1,376
Raiffeisen Bank International	31	1,293
Sompo Holdings	24	907
Sumitomo Mitsui Trust Group	48	1,479
		15,854
Health Care — 11.1%
Fresenius Medical Care	37	1,666
ICON *	22	2,393
Richter Gedeon Nyrt	41	1,439
Sanofi ADR	48	2,292
		7,790
Industrials — 8.7%
Adecco Group	56	1,332
Brenntag	38	2,534
Randstad	48	1,229
Wolters Kluwer	13	980
		6,075
Information Technology — 3.7%
Dassault Systemes	55	1,092
Nice ADR *	13	1,445
		2,537
Materials — 5.0%
BASF	21	1,262
Evonik Industries	63	1,224
Ternium ADR	26	1,051
		3,537
Real Estate — 5.9%
British Land ‡	204	958
Daito Trust Construction	48	1,110
Gecina ‡	13	977
Land Securities Group ‡	149	1,088
		4,133
Total Common Stock
(Cost $72,994)		69,599

Total Investments - 99.2%
(Cost $72,994)		$69,599

Percentages are based on Net Assets of $70,192 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of March 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
MARCH 31, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	Brown Advisory Flexible Equity ETF	Brown Advisory Sustainable Growth ETF	Brown Advisory Sustainable Value ETF	Brown Advisory International Value Select ETF
Assets:
Investments, at Value (Cost $1,032,016, $371,234, $296,615 and $72,994)	$1,428,062	$410,066	$311,246	$69,599
Cash	44,527	15,089	17,315	309
Receivable for Capital Shares Sold	18,281	–	4,849	3,510
Dividend and Interest Receivable	543	158	349	280
Reclaim Receivable	198	–	28	19
Deferred Offering Costs	3	–	–	–
Receivable for Investment Securities Sold	–	8,533	5,175	–
Other Prepaid Expenses	4	2	1	–
Total Assets	1,491,618	433,848	338,963	73,717
Liabilities:
Payable for Investment Securities Purchased	14,207	2,637	8,919	3,492
Payable to Investment Adviser	606	201	170	21
Payable to Administrator	47	14	10	2
Chief Compliance Officer Fees Payable	4	2	1	–
Payable for Capital Shares Redeemed	–	7,709	–	–
Other Accrued Expenses and Other Payables	76	52	63	10
Total Liabilities	14,940	10,615	9,163	3,525
Net Assets	$1,476,678	$423,233	$329,800	$70,192
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$1,617,515	$585,139	$338,690	$73,341
Total Accumulated Losses	(140,837)	(161,906)	(8,890)	(3,149)
Net Assets	$1,476,678	$423,233	$329,800	$70,192
Outstanding Shares of beneficial interest (unlimited authorization — no par value)(1)	58,364,521	18,665,247	12,241,542	3,000,000
Net Asset Value, Offering and Redemption Price Per Share(1)	$25.30	$22.67	$26.94	$23.40

(1)	Figures not rounded to (000)s
†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FOR THE SIX MONTHS ENDED MARCH 31, 2026
(Unaudited)

STATEMENTS OF OPERATIONS (000)

	Brown Advisory Flexible Equity ETF	Brown Advisory Sustainable Growth ETF	Brown Advisory Sustainable Value ETF	Brown Advisory International Value Select ETF(1)
Investment Income:
Dividends	$7,571	$2,202	$2,150	$358
Interest	515	175	154	–
Less: Foreign Taxes Withheld	(142)	(25)	(8)	(36)
Total Investment Income	7,944	2,352	2,296	322
Expenses:
Investment Advisory Fees	3,706	1,474	878	25
Administration Fees	280	96	49	2
Trustees' Fees	9	3	2	–
Chief Compliance Officer Fees	4	1	1	–
Professional Fees	29	15	12	1
Offering Costs	25	17	17	1
Custodian Fees	18	9	8	–
Registration and Filing Fees	17	6	4	–
Printing Fees	10	4	2	–
Overdraft Fees	–	–	–	–
Pricing Fees	–	–	–	–
Other Expenses	24	11	8	1
Total Expenses	4,122	1,636	981	30
Less:
Waiver of Investment Advisory Fees	(131)	(89)	(51)	(4)
Net Expenses	3,991	1,547	930	26
Net Investment Income	3,953	805	1,366	296
Net Realized Gain (Loss) on:
Investments(2)	(70,640)	4,324	(1,824)	(50)
Net Realized Gain (Loss)	(70,640)	4,324	(1,824)	(50)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(100,721)	(137,345)	(9,946)	(3,395)
Net Change in Unrealized Appreciation (Depreciation)	(100,721)	(137,345)	(9,946)	(3,395)
Net Realized and Unrealized Gain (Loss)	(171,361)	(133,021)	(11,770)	(3,445)
Net Decrease in Net Assets Resulting from Operations	$(167,408)	$(132,216)	$(10,404)	$(3,149)

(1)	Commenced operations on February 25, 2026
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$3,953	$3,867
Net Realized Gain(Loss)	(70,640)	57,174
Net Change in Unrealized Appreciation(Depreciation)	(100,721)	43,858
Net Increase (Decrease) in Net Assets Resulting From Operations	(167,408)	104,899
Distributions:	(4,481)	(625)
Capital Share Transactions:
Issued	278,592	574,625
Issuances in Connection with In-Kind Contribution (see Note 7)	–	913,363
Redeemed	(74,731)	(147,556)
Net Increase in Net Assets From Capital Share Transactions	203,861	1,340,432
Total Increase in Net Assets	31,972	1,444,706
Net Assets:
Beginning of Period	1,444,706	–
End of Period	$1,476,678	$1,444,706
Share Transactions:
Issued	7,690	22,870
Issuances in Connection with In-Kind Contribution (see Note 7)	–	36,535
Redeemed	(2,800)	(5,930)
Net Increase in Shares Outstanding From Share Transactions	4,890	53,475

(1)	Commenced operations on November 15, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Operations:
Net Investment Income(Loss)	$805	$(67)
Net Realized Gain	4,324	53,278
Net Change in Unrealized Depreciation	(137,345)	(25,781)
Net Increase (Decrease) in Net Assets Resulting From Operations	(132,216)	27,430
Capital Share Transactions:
Issued	159,639	170,223
Issuances in Connection with In-Kind Contribution (see Note 7)	–	452,881
Redeemed	(154,300)	(100,424)
Net Increase in Net Assets From Capital Share Transactions	5,339	522,680
Total Increase (Decrease) in Net Assets	(126,877)	550,110
Net Assets:
Beginning of Period	550,110	–
End of Period	$423,233	$550,110
Share Transactions:
Issued	4,020	6,580
Issuances in Connection with In-Kind Contribution (see Note 7)	–	18,115
Redeemed	(6,130)	(3,920)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(2,110)	20,775

(1) Commenced operations on June 13, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$1,366	$489
Net Realized Gain(Loss)	(1,824)	7,004
Net Change in Unrealized Appreciation(Depreciation)	(9,946)	2,785
Net Increase (Decrease) in Net Assets Resulting From Operations	(10,404)	10,278
Distributions:	(1,052)	–
Capital Share Transactions:
Issued	178,093	115,850
Issuances in Connection with In-Kind Contribution (see Note 7)	–	89,538
Redeemed	(31,005)	(21,498)
Net Increase in Net Assets From Capital Share Transactions	147,088	183,890
Total Increase in Net Assets	135,632	194,168
Net Assets:
Beginning of Period	194,168	–
End of Period	$329,800	$194,168
Share Transactions:
Issued	6,130	4,470
Issuances in Connection with In-Kind Contribution (see Note 7)	–	3,582
Redeemed	(1,100)	(840)
Net Increase in Shares Outstanding From Share Transactions	5,030	7,212

(1) Commenced operations on June 13, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
INTERNATIONAL VALUE SELECT ETF

STATEMENT OF CHANGES IN NET ASSETS (000)

Period Ended March 31, 2026(1) (Unaudited)
Operations:
Net Investment Income	$296
Net Realized Loss	(50)
Net Change in Unrealized Depreciation	(3,395)
Net Decrease in Net Assets Resulting From Operations	(3,149)
Capital Share Transactions:
Issued	73,341
Net Increase in Net Assets From Capital Share Transactions	73,341
Total Increase in Net Assets	70,192
Net Assets:
Beginning of Period	–
End of Period	$70,192
Share Transactions:
Issued	3,000
Net Increase in Shares Outstanding From Share Transactions	3,000

(1) Commenced operations on February 25, 2026.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$27.02	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.09
Net Realized and Unrealized Gain (Loss)	(1.71)	1.95
Total from Investment Operations	(1.64)	2.04
Dividends and Distributions:
Net Investment Income	(0.08)	(0.02)
Total Dividends and Distributions	(0.08)	(0.02)
Net Asset Value, End of Period	$25.30	$27.02
Total Return†	(6.09)%	8.15%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,476,678	$1,444,706
Ratio of Expenses to Average Net Assets(2)	0.54%††	0.54%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.56%††	0.60%††
Ratio of Net Investment Income to Average Net Assets	0.53%††	0.39%††
Portfolio Turnover Rate‡	6%	14%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on November 15, 2024.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$26.48	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.04	–
Net Realized and Unrealized Gain (Loss)	(3.85)	1.48
Total from Investment Operations	(3.81)	1.48
Net Asset Value, End of Period	$22.67	$26.48
Total Return†	(14.39)%	5.92%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$423,233	$550,110
Ratio of Expenses to Average Net Assets(2)	0.61%††	0.61	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.64%††	0.70	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%††	(0.04	)%††
Portfolio Turnover Rate‡	19%	18%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on June 13, 2025.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds. Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$26.92	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.14	0.08
Net Realized and Unrealized Gain (Loss)	(0.01)	1.84
Total from Investment Operations	0.13	1.92
Dividends and Distributions:
Net Investment Income	(0.11)	—
Total Dividends and Distributions	(0.11)	—
Net Asset Value, End of Period	$26.94	$26.92
Total Return†	0.48%	7.68%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$329,800	$194,168
Ratio of Expenses to Average Net Assets(2)	0.71%††	0.71	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.75%††	0.87	%††
Ratio of Net Investment Income to Average Net Assets	1.04%††	1.05	%††
Portfolio Turnover Rate‡	14%	13%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on June 13, 2025.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds. Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
INTERNATIONAL VALUE SELECT ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Period Ended March 31, 2026(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.05
Income (Loss) from Investment Operations:
Net Investment Income*	0.16
Net Realized and Unrealized Loss	(1.81)
Total from Investment Operations	(1.65)
Net Asset Value, End of Period	$23.40
Total Return†	(6.59)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$70,192
Ratio of Expenses to Average Net Assets(2)	0.60%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.68%††
Ratio of Net Investment Income to Average Net Assets	6.46%††
Portfolio Turnover Rate‡	2%

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on February 25, 2026.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 Funds. The financial statements herein are those of the Brown Advisory Flexible Equity ETF, the Brown Advisory Sustainable Growth ETF, the Brown Advisory Sustainable Value ETF and the Brown Advisory International Value Select ETF (the “Funds”). The investment objective of the Brown Advisory Flexible Equity ETF is to seek to achieve long-term growth of capital. The investment objective of the Brown Advisory Sustainable Growth ETF is to seek to achieve capital appreciation. The investment objective of the Brown Advisory Sustainable Value ETF is to seek to achieve long-term capital appreciation. The investment objective of the Brown Advisory International Value Select ETF is to seek to achieve long-term capital appreciation. Each of the Funds are classified as a diversified investment company. Brown Advisory LLC serves as the Funds’ investment adviser (the “Adviser”). The Brown Advisory Flexible Equity ETF commenced operations on November 15, 2024. The Brown Advisory Sustainable Growth ETF and the Brown Advisory Sustainable Value ETF commenced operations on June 13, 2025. The Brown Advisory International Value Select ETF commenced operations on February 25, 2026. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on The NASDAQ Stock Market (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are each an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of and during the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized over twelve-months from inception of the Funds. As of March 31, 2026, the Brown Advisory Flexible Equity ETF had $3 (000) remaining to be amortized.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 10,000, 10,000, 10,000 and 25,000 Shares for Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF, Brown Advisory Sustainable Value ETF and Brown Advisory International Value Select ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

4.  Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2026, the Brown Advisory Flexible Equity ETF, the Brown Advisory Sustainable Growth ETF, the Brown Advisory Sustainable Value ETF and the Brown Advisory International Value Select ETF incurred $280 (000), $96 (000), $49 (000) and $2 (000), respectively for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended March 31, 2026, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5.  Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Brown Advisory Flexible Equity ETF	0.50%
Brown Advisory Sustainable Growth ETF	0.58%
Brown Advisory Sustainable Value ETF	0.67%
Brown Advisory International Value Select ETF	0.55%

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, "excluded expenses")) from exceeding the levels set forth below as a percentage of the average daily net assets of the Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF and Brown Advisory Sustainable Value ETF until January 31, 2027 (the "contractual expense limit"), and the International Value Select ETF until January 31, 2028.

Fund	Contractual Expense Limit
Brown Advisory Flexible Equity ETF	0.54%
Brown Advisory Sustainable Growth ETF	0.61%
Brown Advisory Sustainable Value ETF	0.71%
Brown Advisory International Value Select ETF	0.60%

The Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the period ended March 31, 2026, there were no previously waived fees reimbursed to the Funds by the Adviser.

Vident Asset Management (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund's portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

For its services to each Fund, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.05% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.01% based on the average daily net assets of the Fund when assets exceed $1 billion, subject to a minimum annual fee of $30,000.

6.  Investment Transactions:

For the period ended March 31, 2026, the Brown Advisory Flexible Equity ETF made purchases of $274,773 (000) and sales of $158,312 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $151,172 (000) and redemptions of $74,592 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $30,704 (000).

For the period ended March 31, 2026, the Brown Advisory Sustainable Growth ETF made purchases of $191,276 (000) and sales of $244,771 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $85,746 (000) and redemptions of $149,016 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $77,287 (000).

For the period ended March 31, 2026, the Brown Advisory Sustainable Value ETF made purchases of $200,309 (000) and sales of $70,095 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $164,087 (000) and redemptions of $29,129 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $11,121 (000).

For the period ended March 31, 2026, the Brown Advisory International Value Select ETF made purchases of $73,787 (000) and sales of $744 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $72,611 (000) and redemptions of $– (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $– (000).

7.  In-Kind Contributions:

As part of the commencement of operations on November 15, 2024, the Brown Advisory Flexible Equity ETF received in-kind contributions from accounts managed by the Adviser which consisted of $913,363 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of November 15, 2024, was $460,454 (000), resulting in net unrealized appreciation on investments of $452,909 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Flexible Equity ETF issued 36,534,521 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

As part of the commencement of operations on June 13, 2025, the Brown Advisory Sustainable Growth ETF received in-kind contributions from accounts managed by the Adviser which consisted of $452,881 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of June 13, 2025, was $250,922 (000), resulting in net unrealized appreciation on investments of $201,959 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Sustainable Growth ETF issued 18,115,247 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

As part of the commencement of operations on June 13, 2025, the Brown Advisory Sustainable Value ETF received in-kind contributions from accounts managed by the Adviser which consisted of $89,538 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of June 13, 2025, was $67,747 (000), resulting in net unrealized appreciation on investments of $21,792 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Sustainable Value ETF issued 3,581,542 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

8.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent.

The permanent differences are primarily attributed to redemptions in-kind and net operating losses.

At September 30, 2025, the Funds reclassified the following permanent amounts between distributable earnings (accumulated losses) and paid-in capital. The reclassifications are primarily related to gains realized on redemptions in-kind (000):

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
Brown Advisory Flexible Equity ETF	$(73,222)	$73,222
Brown Advisory Sustainable Growth ETF	(57,120)	57,120
Brown Advisory Sustainable Value ETF	(7,712)	7,712

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended September 30, 2025 are as follows (000):

	Ordinary Income	Total
Brown Advisory Flexible Equity ETF	$(625)	$(625)

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows (000):

	Brown Advisory Flexible Equity ETF	Brown Advisory Sustainable Growth ETF	Brown Advisory Sustainable Value ETF
Undistributed Ordinary Income	$3,241	$–	$489
Capital Loss Carryforwards	(13,309)	(2,417)	(416)
Unrealized Appreciation	494,028	174,685	24,285
Other Temporary Differences	1	–	–
Distributable Earnings	$483,961	$172,268	$24,358

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows (000):

	Short-Term Loss	Long-Term Loss	Total
Brown Advisory Flexible Equity ETF	$(10,846)	$(2,463)	$(13,309)
Brown Advisory Sustainable Growth ETF	(1,211)	(1,206)	(2,417)
Brown Advisory Sustainable Value ETF	(359)	(57)	(416)

During the period ended September 30, 2025, the Funds had no utilization of prior year capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at March 31, 2026, were as follows (000):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Brown Advisory Flexible Equity ETF	$1,032,016	$423,696	$(27,650)	$396,046
Brown Advisory Sustainable Growth ETF	371,234	66,152	(27,320)	38,832
Brown Advisory Sustainable Value ETF	296,615	24,932	(10,301)	14,631
Brown Advisory International Value Select ETF	72,994	1,078	(4,473)	(3,395)

9.  Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

CONVERTIBLE SECURITIES RISK (Flexible Equity ETF, Sustainable Value ETF and International Value Select ETF) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

DEPOSITARY RECEIPTS RISK (All Funds) — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

DERIVATIVES RISK (International Value Select ETF) — Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. They may be riskier than other types of investment because they can be more sensitive to changes in economic or market conditions and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivatives depends on the Advisers’ judgment, and fluctuations in the value of derivatives may not perfectly correlate with the value of the assets being hedged or the performance of the targeted asset class.

EMERGING MARKETS SECURITIES RISK (All Funds) — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY RISK (All Funds) — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

ETF RISKS (All Funds) — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

FOREIGN COMPANY RISK (All Funds) — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FORWARD CURRENCY CONTRACTS RISK (International Value Select ETF) — A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of such a contract fluctuates with changes in foreign currency exchange rates. While these contracts do not eliminate fluctuations in the value of foreign securities, they allow the Fund to establish a fixed exchange rate for a future point in time. However, using these contracts can reduce returns and limit opportunities for gain, and the Fund could lose money when the contract is settled. Gains or losses from these positions may also affect the Fund’s income characterization and tax treatment.

GEOGRAPHIC FOCUS (International Value Select ETF) — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

GROWTH INVESTMENT STYLE RISK (Sustainable Growth ETF) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INVESTMENTS IN INVESTMENT COMPANY RISK (Flexible Equity ETF, Sustainable Value ETF and International Value Select ETF) — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

LARGE CAPITALIZATION RISK (All Funds) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

MANAGEMENT RISK (All Funds) — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

MASTER LIMITED PARTNERSHIPS (MLPS) RISK (International Value Select ETF) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

NEW FUND RISK (All Funds) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PREFERRED STOCK RISK (Flexible Equity ETF, Sustainable Value ETF and International Value Select ETF) — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

PRIVATE PLACEMENTS RISK (Flexible Equity ETF, Sustainable Value ETF and International Value Select ETF) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

REITs RISK (All Funds) — REITs are pooled investment vehicles that own, and usually operate, income—producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

RIGHTS AND WARRANTS RISK (International Value Select ETF) — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

SHAREHOLDER CONCENTRATION RISK (Sustainable Value ETF) — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK (Flexible Equity ETF, Sustainable Growth ETF and International Value Select ETF) — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter or listed on an exchange.

SUSTAINABLE INVESTING POLICY RISK (Sustainable Growth ETF and Sustainable Value ETF) — The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria.

VALUE STYLE RISK (Flexible Equity ETF, Sustainable Value ETF and International Value Select ETF) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

10.  Other:

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11.  Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

13.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Brown Advisory Sustainable Growth ETF

Brown Advisory Sustainable Value ETF

Brown Advisory International Value Select ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on March 26–27, 2025 and December 3–4, 2025 to decide whether to approve the following Agreements for initial two-year terms (the “Meetings”):

●	the advisory agreement between Brown Advisory LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●	the sub-advisory agreement between the Adviser and Vident Asset Management (the “Sub-Adviser”), pursuant to which the Sub-Adviser serves as investment sub-adviser to the Funds.

In preparation for the Meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the Meetings and at other meetings held during the prior year, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Adviser’s performance in managing similar accounts to the Brown Advisory Sustainable Value ETF and Brown Advisory Sustainable Growth ETF.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY MARCH 31, 2026 (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to the Brown Advisory Sustainable Value ETF and Brown Advisory Sustainable Growth ETF. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser would reflect arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Brown Advisory ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456
1-877-876-6383

Investment Adviser:

Brown Advisory LLC

901 South Bond Street,

Suite 400, Baltimore, Maryland 21231

Investment Sub-Adviser:

Vident Asset Management

1125 Sanctuary Pkwy. Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

BRW-SA-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)          A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)              Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 2, 2026